Summary of Status of Restricted Stock Units and Changes (Detail) - Restricted Stock Units - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Nonvested Stock Units
Nonvested at beginning period	1,977	2,310	1,714
Restricted stock units granted	624	902	2,326
Restricted stock units vested	(1,460)	(1,186)	(1,596)
Restricted stock units forfeited	(51)	(49)	(134)
Nonvested at ending period	1,090	1,977	2,310	1,714
Weighted Average Grant Date Fair Value
Nonvested at beginning period	$ 17.89	$ 17.37	$ 9.37
Restricted stock units granted	13.51	19.56	17.62
Restricted stock units vested	18.36	17.61	9.31
Restricted stock units forfeited	16.38	17.18	14.99
Nonvested at ending period	$ 15	$ 17.89	$ 17.37	$ 9.37
Weighted Average Remaining Recognition Period (Years)
Nonvested at ending period	1 month 17 days	7 months 28 days	1 year 6 months 25 days	3 months 21 days